Loans (Details) $ in Thousands	Jul. 31, 2022 USD ($)	Mar. 31, 2019 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 HKD ($)
Loan [Line Items]
Short-term loans	$ 217,790			$ 220	$ 17,995
Interest rate	0.00%
Long-term loans		$ 139
Long-term loans of term facility		$ 61
Floating Interest rate		2.70%
Debt repaid		$ 139